Net revenues (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues
Total	¥ 8,721,175	¥ 8,315,236	¥ 7,654,591
Net product revenues
Net revenues
Total	8,341,603	8,086,920	7,500,036
Net product revenues | ZKH platform
Net revenues
Total	7,381,501	7,277,260	6,549,947
Net product revenues | GBB platform
Net revenues
Total	960,102	809,660	950,089
Net service revenues
Net revenues
Total	307,412	179,508	116,692
Net service revenues | ZKH platform
Net revenues
Total	307,412	179,508	116,692
Other revenues
Net revenues
Total	¥ 72,160	¥ 48,808	¥ 37,863